Taxation	6 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Taxation
Taxation
Income taxes consist of the following:

(In $ millions)	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014

Current tax expense:
United Kingdom	$—	$—	$—	$—
Foreign	34.2	4.4	50.3	8.4
Total current tax expense	$34.2	$4.4	$50.3	$8.4

Deferred tax benefit:
United Kingdom	—	—	—	—
Foreign	(1.3)	5.1	(3.1)	5.1
Total income tax expense	$32.9	$9.5	$47.2	$13.5

Seadrill Partners LLC is tax resident in the United Kingdom. The Company's controlled affiliates operate and earn income in several countries and are subject to the laws of taxation within those countries. Currently none of the Company's controlled affiliates operate in the United Kingdom and therefore the Company is not subject to UK tax. Subject to changes in the jurisdictions in which the Company's drilling units operate and/or are owned, differences in levels of income and changes in tax laws, the Company's effective income tax rate may vary substantially from one reporting period to another.

The Company's effective income tax rate for the three and six month periods ended June 30, 2015 and 2014 is as follows:

Effective tax rate

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014

United Kingdom statutory income tax rate	20.3%	21.5%	20.3%	21.5%
Effect of other tax jurisdictions	(5.7)%	(12.4)%	(5.1)%	(12.6)%
Effective income tax rate	14.6%	9.1%	15.2%	8.9%

Deferred taxes

The net deferred tax assets consist of the following:

(In US$ millions)	June 30, 2015	December 31, 2014

Net operating loss carryfoward	$14.9	$14.8
Property, plant and equipment	6.8	3.0
Provisions	1.4	1.5
Gross deferred tax assets	$23.1	$19.3
Valuation allowance related to NOL	(1.2)	(0.9)
Net deferred tax asset	$21.9	$18.4

The net deferred tax assets are classified as follows:

(In US$ millions)	June 30, 2015	December 31, 2014

Short-term deferred tax assets	$1.3	$1.5
Long-term deferred tax assets	20.6	16.9
Net deferred tax	$21.9	$18.4

As of June 30, 2015, deferred tax assets related to net operating loss (“NOL”) carryforwards were $14.9 million, which can be used to offset future taxable income. NOL carry forwards, which were generated in various jurisdictions will expire, if not utilized, in 2033, 2034 and 2035. The valuation allowance of $1.2 million relates to the NOL carryforwards results where we do not expect to generate future taxable income. The Company had no deferred tax liabilities at June 30, 2015 and December 31, 2014.